Loans and advances to clients (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impairment Losses Loans And Receivables [Abstract]
Balance at beginning of year	R$ 18,191,126	R$ 15,411,759	R$ 13,562,811
Impairment losses charged to income for the year	13,492,072	14,383,935	13,723,179
Of which:
Commercial and industrial	5,499,018	6,523,051	6,634,110
Real estate-construction	471,366	369,431	91,196
Installment loans to individuals	7,460,458	7,616,819	6,765,541
Lease financing	61,230	(125,366)	232,332
Write-off of impaired balances against recorded impairment allowance	(13,421,560)	(11,604,568)	(11,874,231)
Of which:
Commercial and industrial	(5,715,903)	(4,553,166)	(4,953,324)
Real estate-construction	(341,804)	(189,625)	(77,412)
Installment loans to individuals	(7,312,310)	(6,810,997)	(6,621,809)
Lease financing	(51,543)	(50,780)	(221,686)
Balance at end of year	18,261,638	18,191,126	15,411,759
Of which:
Loans and advances to customers	15,409,056	16,434,782	15,233,000
Loans and amounts due from credit institutions (Note 6)	69,015	201,441	178,759
Provision for Debt Instruments (Note 7)	2,783,567	1,554,903
Recoveries of loans previously charged off	1,153,931	994,101	757,320
Of which:
Commercial and industrial	412,514	562,393	293,668
Real estate-construction	209,940	102,826	86,360
Installment loans to individuals	521,589	314,422	348,090
Lease financing	R$ 9,888	R$ 14,460	R$ 29,202